GOODWILL AND OTHER INTANGIBLES (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013	Oct. 01, 2016
Intangible assets gross	$ 719,120	$ 644,174
Gross Carrying Amount	389,318	338,818
Accumulated Amortization	177,302	145,594
Net Carrying Amount	212,016	193,224
Intangible Assets, Net (Including Goodwill), Total	541,818	498,580
Amortization expense	31,708	29,823	$ 30,597
Intangible Assets, Gross (Excluding Goodwill)	419,412	368,912
Intangible assets net (excluding goodwill)	242,110	223,318
Goodwill	299,708	275,262		$ 299,708
Water and Sewer Usage Permits
Net Carrying Amount	2,919	2,919
Trade names and trademarks
Net Carrying Amount	$ 27,175	$ 27,175
Formulas
Weighted Average Useful Life	10 years	10 years
Gross Carrying Amount	$ 10,307	$ 10,307
Accumulated Amortization	6,784	5,766
Net Carrying Amount	$ 3,523	$ 4,541
Trade names and trademarks
Weighted Average Useful Life	12 years	10 years
Gross Carrying Amount	$ 106,092	$ 87,892
Accumulated Amortization	36,263	28,378
Net Carrying Amount	$ 69,829	$ 59,514
Non-compete agreements
Weighted Average Useful Life	4 years	5 years
Gross Carrying Amount	$ 2,309	$ 1,209
Accumulated Amortization	1,220	978
Net Carrying Amount	$ 1,089	$ 231
Customer relationships
Weighted Average Useful Life	14 years	14 years
Gross Carrying Amount	$ 270,610	$ 239,410
Accumulated Amortization	133,035	110,472
Net Carrying Amount	$ 137,575	$ 128,938